Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2025	$ 1,419,847
2026	1,591,749
2027
Total future minimum lease payments	3,011,596
Less: imputed interest	69,006
Present value of lease liabilities	$ 2,942,590	$ 4,599,228